SCHEDULE OF IMPAIRMENT TESTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Two thousand twenty six to two thousand twenty nine average [member]
IfrsStatementLineItems [Line Items]
Zinc price per tonne | $	$ 2,801
Silver price per ounce | oz	45.70
Two thousand thrity and long term [member]
IfrsStatementLineItems [Line Items]
Zinc price per tonne | $	$ 2,670
Silver price per ounce | oz	37.74
Two thousand twenty five to two thousand twenty eight average [member]
IfrsStatementLineItems [Line Items]
Zinc price per tonne | $		$ 2,757
Silver price per ounce | oz		30.79
Two thousand twenty nine and long term [member]
IfrsStatementLineItems [Line Items]
Zinc price per tonne | $		$ 2,770
Silver price per ounce | oz		27.29